Cost of revenues (Details) - Cost of revenues [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue sharing fees and content costs	¥ 5,727,081	¥ 3,790,624	¥ 2,343,224
Bandwidth costs	695,839	651,652	570,169
Salary and welfare	237,063	232,497	198,153
Depreciation and amortization	128,639	173,048	145,135
Payment handling costs	72,953	67,474	104,849
Other taxes and surcharges	48,360	44,659	27,794
Share-based compensation	42,759	15,894	23,963
Other costs	73,708	127,582	166,457
Total	¥ 7,026,402	¥ 5,103,430	¥ 3,579,744